Note 2 - Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use		$ 1,802,125
Goodwill, Impairment Loss	$ 0	8,149,525	$ 0
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 250,360
Value Added Tax, Rate	6.00%
Business Tax On Services Provided, Expense	$ 1,663,869	1,425,835	598,044
Value Added Tax Payable, As A Percentage of Subscription-Based Revenue, Threshold For Refund Of Excess Value Added Tax	3.00%
Value Added Tax Receivable	$ 328,817	425,908	639,936
Advertising Expense	4,908,593	7,505,506	2,391,762
Payments for Commissions	5,049,661	11,546,126	3,125,982
Cost Method Investments	554,392	1,217,617	1,138,899	$ 802,202
Equity Method Investments	1,228,269	0
Denominated in RMB [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash Equivalents, at Carrying Value	$ 79,461,280	$ 19,726,992	$ 26,974,664
Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Business Tax On Services Provided	3.00%
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Business Tax On Services Provided	5.00%
Value Added Tax On Subscription-Based Revenue [Member] | The Group's PRC Subsidiaries, VIEs and VIEs' Subsidiaries [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Value Added Tax, Rate	17.00%